THE ENVIRONMENT	12 Months Ended
Dec. 31, 2020
THE ENVIRONMENT [Abstract]
THE ENVIRONMENT

NOTE 36 - THE ENVIRONMENT

LATAM Airlines Group S.A is committed to sustainable development seeking to generate social, economic and environmental value for the countries where it operates and for all its stakeholders. The company manages environmental issues at the corporate level, centralized in the Corporate Affairs and Sustainability Management. The company is committed to monitoring and mitigating its impact on the environment in all of its ground and air operations, being a key actor in the solution and search for alternatives to face the challenge of climate change.

Some of the functions of the Corporate Affairs and Sustainability Management in environmental issues, together with the various areas of the company, is to ensure that environmental legal compliance is maintained in all the countries where it is present and in 100% of its operations, to implement and to maintain a corporate environmental management system, to use non-renewable resources such as jet fuel efficiently, to dispose of its waste responsibly, and to develop programs and actions that allow it to reduce its greenhouse gas emissions, seeking to generate environmental, social and economic benefits for the company and its environment.

Within the current sustainability strategy, the environment dimension is called Climate Change, and its objective is for the company to assume a leadership role in the region in this area, for which it works on the following aspects:

i. Implementation of management systems and environmental certifications

ii. Promotion of a circular economy

iii. Measurement and management of the corporate carbon footprint

iv. Emissions Offset Program

v. Development of sustainable alternative fuels and energy

vi. Creation of Shared Value

During 2020, the company worked on updating its sustainability strategy, co-building it with its stakeholders and experts in different topics, which allows it to respond to the new challenges it is facing by being part of the solution, with the objective of to be an asset in the countries where it operates and to generate value for them. This update was made in the midst of the health crisis, with the company convinced that its recovery comes hand in hand with being a leader in the region in sustainability. This strategy will be made public during 2021, once it has been validated by all the actors who participated. At the same time, during 2020, the company worked on the following initiatives:

- Maintenance of the certification of the international standard ISO 14001 in the cargo operation in Miami.

- Maintenance of the stage 2 certifications of the IEnvA environmental management system (IATA Environmental Assessment) whose scope is international flights operated from Chile, the most advanced level of this certification; being the first in the continent and one of six airlines in the world that have this certification

- Maintenance of stage 1 certification of the IEnvA environmental management system (IATA Environmental Assessment) whose scope is the domestic and international operations of Colombia

- Response to the DJSI (Dow Jones Sustainability Index) questionnaire

- Neutralization of domestic air operations in Colombian operations

- Incorporation of 100% electrical energy from renewable sources in the facilities of the maintenance base and the corporate building of operations in Chile

- Implementation of the Recycle Your Trip program, which seeks to manage the waste generated on board domestic flights in Chile.

- Verification of company emissions under the EU-ETS and CORSIA schemes.

- Strengthening of the Solidarity Plane program.

It is highlighted that LATAM Airlines Group, during 2020, had an excellent performance in the sustainability evaluation of the Dow Jones Sustainability Index, the best in its history. However, the company was delisted from the different indices (World, MILA and Chile), for being in Chapter 11.